Common stock	12 Months Ended
Dec. 31, 2022
Common stock [Abstract]
Common stock

19    Common stock

The authorized capital stock of the Company consists of five hundred thousand (500,000.000) shares, which consist of (i) one hundred ninety-two thousand seven hundred one (192,701.000) shares of common stock, $0.0001 par value, and (ii) an aggregate of three hundred seven thousand two hundred ninety-nine (307,299.000) shares of five series of preferred stock, $0.0001 par value, consisting of ninety-five thousand four hundred and eighteen (95,418.000) shares of Series A preferred stock, $0.0001 par value; forty-nine thousand six hundred thirty-five (49,635.000) shares of Series B preferred stock, $0.0001 par value; four thousand nine hundred ten (4,910.000) shares of Series C preferred stock, $0.0001 par value; ninety-one thousand one hundred ninety-five (91,195.000) shares of Series D preferred stock, $0.0001 par value; and sixty-six thousand one hundred forty-one (66,141.000) shares of Series U preferred stock, $0.0001 par value.

19    Common stock (cont.)

The holders of common stock are entitled to receive dividends as declared from time to time and are entitled to one vote per share at meetings of the Company. In the event of liquidation, the holders of common stock are eligible to receive the remaining assets of the Company after distribution to holders of preferred stock based on their liquidation preference. The common stockholders have no preemptive, subscription, redemption or conversion rights.

As of December 31, 2022 and 2021, 77,057.894 and 71,963.894 shares of common stock were issued and outstanding, respectively.

The following table summarizes the Company’s common stock reserved for future issuance on an as-converted basis:

	As of December, 31
	2022	2021
Conversion of outstanding redeemable convertible preferred stock	307,298.151	307,298.151
Stock options issued and outstanding	—	20,187.576
Restricted stock units (vested pending settlement and unvested)	50,674.000	—
Warrants	14,961.265	6,886.027
Remaining shares available for future issuance under the ESOP Plan	—	101,457.955
Remaining shares available for future issuance under the RSU Plan	33,008.690	—